CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS (Details 3) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 2,672,355	$ 2,746,249	$ 1,369,008	$ 3,042,076	$ 2,180,481	$ 1,700,254	$ 1,066,690	$ 3,117,352	$ 9,829,688	$ 8,064,777	$ 3,292,787
Adjustments to reconcile net income to net cash from operating activities:
Net change in other assets and liabilities									(11,397)	3,069,778	(1,559,899)
Net cash (used in) provided by operating activities									(45,447,555)	183,790,011	(114,766,374)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for investment in joint venture											(12,500)
Net cash provided by investing activities									23,181,282	9,664,896	52,003,525
CASH FLOWS FROM FINANCING ACTIVITIES:
Equity trust shares purchased, net											(181,552)
Equity trust shares purchased from Treasury, net									339,517	446,684
Proceeds from stock options exercised									503,422	193,955	196,829
Repurchase of preferred stock, net	(6,600,000)								(6,608,067)
Repurchase of warrant shares	(1,100,000)								(1,110,000)
Dividends paid on common stock									(4,301,725)	(4,177,009)	(4,053,659)
Dividends paid on preferred stock									(1,626,900)	(1,626,900)	(1,626,900)
Common stock issued under employee compensation plan									100,000	99,998
Common stock purchased under dividend reinvestment plan									(22,013)	(27,399)
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation									(485,704)	(129,387)	(78,374)
Net cash provided by (used in) financing activities									27,530,189	(151,986,705)	40,914,989
Net increase (decrease) in cash and cash equivalents									5,263,916	41,468,202	(21,847,860)
Parent-company-only
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income									9,829,688	8,064,777	3,292,787
Adjustments to reconcile net income to net cash from operating activities:
Equity in earnings of Bank									(9,910,238)	(8,074,569)	(3,215,550)
Net change in other assets and liabilities									(592,088)	(319,761)	1,293,313
Net cash (used in) provided by operating activities									(672,638)	(329,553)	1,370,550
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for investment in joint venture											(12,500)
Dividends received from Bank									13,500,000	6,000,000	1,500,000
(Increase) decrease in intercompany loan									(1,010,000)	(1,450,000)	900,000
Net cash provided by investing activities									12,490,000	4,550,000	2,387,500
CASH FLOWS FROM FINANCING ACTIVITIES:
Equity trust shares purchased, net											(181,552)
Equity trust shares purchased from Treasury, net									339,517	446,684
Proceeds from stock options exercised									503,422	193,955	196,829
Proceeds received from Bank for stock-based compensation									1,357,604	1,009,710	1,290,686
Proceeds from cash received in dividend reinvestment plan											707,033
Repurchase of preferred stock, net									(6,608,067)
Repurchase of warrant shares									(1,110,000)
Dividends paid on common stock									(4,301,725)	(4,177,009)	(4,053,659)
Dividends paid on preferred stock									(1,626,900)	(1,626,900)	(1,626,900)
Common stock issued under employee compensation plan									100,000	99,998
Common stock purchased under dividend reinvestment plan									(22,013)	(27,399)
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation									(485,704)	(129,387)	(78,374)
Net cash provided by (used in) financing activities									(11,853,866)	(4,210,348)	(3,745,937)
Net increase (decrease) in cash and cash equivalents									(36,504)	10,099	12,113
Cash and cash equivalents at beginning of year				119,182				109,083	119,182	109,083	96,970
Cash and cash equivalents at end of year	$ 82,678				$ 119,182				$ 82,678	$ 119,182	$ 109,083